Revenue and Geography Information (Details) - Schedule of revenue and geography information - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total	¥ 246,899	¥ 193,088	¥ 238,096
Feature phone [Member]
Segment Reporting Information [Line Items]
Total	144,032	173,190	175,432
Smart phone [Member]
Segment Reporting Information [Line Items]
Total	56,885	19,228	57,056
Face mask [Member]
Segment Reporting Information [Line Items]
Total	44,747
Others [Member]
Segment Reporting Information [Line Items]
Total	¥ 1,235	¥ 670	¥ 5,608